OTHER CURRENT ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS
Fair value of derivative contracts (Note 21)	259	361
Deferred income tax assets (Note 15)	290	248
Regulatory assets (Note 8)	178	178
Other	270	327
Total other current assets	997	1,114